Restricted stock units (RSUs) (Details Textual) - shares	Mar. 07, 2019	Jan. 02, 2019
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	86,210	176,659